INCOME TAXES - Income before Income Taxes (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
U.S.	$ (52,007)	$ (76,052)
Foreign	2,207	820
Earnings (loss) before income taxes	$ (49,800)	$ (75,232)